Label	Element	Value
Innovator S&P Investment Grade Preferred ETF | Cullen/Frost Bankers, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator S&P Investment Grade Preferred ETF | Voya Financial, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator S&P Investment Grade Preferred ETF | Hartford Insurance Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator S&P Investment Grade Preferred ETF | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator S&P Investment Grade Preferred ETF | UMB Financial Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator S&P Investment Grade Preferred ETF | State Street Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator S&P Investment Grade Preferred ETF | Axis Capital Holdings Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator S&P Investment Grade Preferred ETF | Ares Management Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator S&P Investment Grade Preferred ETF | Northern Trust Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Innovator S&P Investment Grade Preferred ETF | Agree Realty Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%